NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table outlines the basic and diluted net loss per share for the years ended December 31, 2022 and 2021 (in thousands, except per share data):

	Year Ended December 31,
	2022	2021
Net loss	$(22,334)	$(27,042)
Weighted-average shares outstanding, basic and diluted	85,318	82,612

Net loss per share, basic and diluted	$(0.26)	$(0.33)

Summary of Dilutive Common Shares
The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	December 31,
	2022	2021
Options to purchase common stock issued and outstanding (1)	18,033,304	—
Earnout shares	16,292,542	—
Avista private placement warrants	8,233,333	—
Avista public warrants	7,666,667	—
Shares expected to be purchased under employee stock purchase plan	1,983,180	—
Forward purchase warrants	1,666,667	—
Backstop warrants	1,445,489	—
Restricted stock units issued and outstanding (1)	1,308,070	—

Total anti-dilutive shares	56,629,252	—

(1)	Outstanding stock options and restricted stock units include awards outstanding to employees of Ligand.